Schedule of principal categories percentage of plan assets (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Shares	7.77%	9.25%
Fixed income securities	73.95%	72.17%
Real estate property	5.04%	3.71%
Others	13.24%	14.87%
Total	100.00%	100.00%
Assets of the pension plan	R$ 579	R$ 627
Non Convertible Debentures Issued By Company And Subsidiaries [member]
IfrsStatementLineItems [Line Items]
Assets of the pension plan	302	338
SharesIssued By The Company [member]
IfrsStatementLineItems [Line Items]
Assets of the pension plan	R$ 277	4
Real Estate Properties By Company [member]
IfrsStatementLineItems [Line Items]
Assets of the pension plan		R$ 285